Leases - Schedule of Lease Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Operating Leases:
Right-of-use Asset	$ 317,523	$ 362,968	$ 446,675
Current portion of operating lease obligation	100,159	91,220	75,061
Operating lease obligation, less current portion	236,717	288,836	380,056
Finance Leases:
Right-of-use Asset			546
Current portion of financing lease obligation			$ 546
Financing lease obligation, less current portion